Investment Risks - Guinness Atkinson(TM) K-Beauty ETF	Oct. 28, 2026
Risk Lose Money [Member]
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Risk [Text Block]	You can lose money by investing in shares of the K-Beauty ETF.
Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is non-diversified, which means that it may invest a larger portion of its assets in the securities of a single issuer, or in a small number of issuers, as compared to a diversified fund. As a result, the Fund’s NAV and total return may be more volatile, and a decline in the value of a single holding may have a greater impact on the Fund than it would on a diversified fund.
Thematic Investing Risk [Member]
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Thematic Investing Risk. The Fund’s strategy is based on the Korean Beauty (“K-Beauty”) theme, which is driven by consumer and fashion trends. There is no assurance that the theme will develop or persist as anticipated. Consumer preferences in beauty can shift rapidly, particular product categories or aesthetics can fall out of favor, and the K-Beauty theme may prove faddish. If the theme falls out of favor with consumers or investors, the securities of the companies in the Index and held by the Fund could decline in value together, regardless of the fundamentals of any individual company, and the Fund may underperform funds that do not apply a thematic strategy. Because the theme spans the K-Beauty value chain, the Index, and the Fund’s portfolio, will include companies with different business models, including consumer companies and health-care-regulated aesthetics companies, which may respond differently to the same economic, regulatory, or scientific developments.

Geographic Concentration/South Korea Risk [Member]
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Geographic Concentration/South Korea Risk. The Fund invests substantially all of its assets in securities economically tied to a single country, South Korea, and is therefore more exposed to the political, economic, regulatory, and market conditions of South Korea than a geographically diversified fund. The South Korean economy is heavily dependent on exports and on trade with a small number of trading partners. The Korean peninsula has an ongoing risk of military conflict and heightened tensions between North and South Korea, and an escalation of hostilities, sanctions, or other geopolitical events could cause sudden and severe declines in the value of the Fund’s investments. Although South Korea is classified by some index providers as a developed market, its securities markets may exhibit traits associated with less-developed markets, including greater volatility and custody, clearing, and settlement risks.

Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in non-U.S. securities involve risks not typically associated with U.S. investments, including less liquidity, greater volatility, less complete financial information, different accounting, auditing, and disclosure standards, the possibility of expropriation or confiscatory taxation, and adverse political, social, or diplomatic developments.

Currency Risk [Member]
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Currency Risk. The Fund’s investments are denominated primarily in the South Korean won, while the Fund’s NAV is determined in U.S. dollars. A decline in the value of the won against the U.S. dollar will reduce the U.S.-dollar value of the Fund’s investments, even if the local-currency value of those investments is unchanged or increases. The Fund does not generally expect to hedge its currency exposure.

Foreign Custody and Settlement Risk [Member]
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Foreign Custody and Settlement Risk. Less-developed securities markets are more likely to experience problems with the clearing and settling of trades and with the holding of securities by local banks, agents, and depositories. Delays in settlement could limit the Fund’s ability to purchase or sell securities and could subject the Fund to losses.

International Closed-Market Trading and Premium/Discount Risk [Member]
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International Closed-Market Trading and Premium/Discount Risk. Because the Fund’s portfolio securities trade on a foreign exchange that is closed when the Fund’s listing exchange is open, the value of those securities used to calculate the Fund’s NAV may differ from their value during U.S. trading hours. As a result, the Fund’s shares may trade at a larger premium or discount to NAV than the shares of ETFs that hold U.S. securities.

Cash Transactions Risk [Member]
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Cash Transactions Risk. Unlike many ETFs, the Fund expects to effect a portion of its creations and redemptions for cash rather than in-kind because of the practical difficulties of transacting in foreign portfolio securities in foreign markets. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that transacts exclusively in-kind, and the Fund may incur additional brokerage and transaction costs that may be borne by the Fund and its shareholders.

Industry Concentration Risk [Member]
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Industry Concentration Risk. Because the Fund concentrates its investments in the industry or group of industries that comprise companies in the cosmetics, beauty, personal-care, and related aesthetic and dermatological businesses, it will be more susceptible to adverse economic, regulatory, political, and other developments affecting those types of businesses than a fund that does not concentrate its investments.

Consumer and Personal-Care Industry Risk [Member]
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Consumer and Personal-Care Industry Risk. Companies in the cosmetics and personal-care industries are subject to changes in consumer tastes and preferences, demographic and disposable-income trends, intense competition, reliance on marketing and brand reputation, product-recall and product-liability risks, and the effects of social-media-driven trends, which can shift quickly and unpredictably.

Aesthetics and Dermatology (Health-Care) Industry Risk [Member]
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Aesthetics and Dermatology (Health-Care) Industry Risk. A portion of the Index consists of companies that develop and sell aesthetic and dermatological products and devices, including injectables, fillers, skin boosters, and energy-based devices. These companies are subject to government regulation and approval requirements, product-liability claims, reimbursement and pricing pressures, and the risk of product obsolescence, which differ from the risks affecting traditional cosmetics companies.

Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a larger portion of its assets in the securities of a single issuer, or in a small number of issuers, as compared to a diversified fund. As a result, the Fund’s NAV and total return may be more volatile, and a decline in the value of a single holding may have a greater impact on the Fund than it would on a diversified fund.

Small- and Mid-Capitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk. The Fund invests in small- and mid-capitalization companies, which may be more volatile and less liquid than larger companies, may have more limited financial resources and product lines, and may be more vulnerable to adverse business or economic developments.

Liquidity Risk [Member]
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Liquidity Risk. Securities in which the Fund invests, particularly those of smaller companies and those trading in a single foreign market, may become difficult to value or to sell at the time or price the Fund would like. The Fund is a passively managed index fund and does not seek to sell a portfolio position unless it is removed from the Index. The Fund has adopted a liquidity risk management plan to oversee the liquidity of the Fund’s portfolio.

Passive Strategy/Index Tracking Risk [Member]
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Passive Strategy/Index Tracking Risk. The Fund is not actively managed and does not seek to outperform the Index or to take defensive positions in declining markets. The Fund’s return may not match the return of the Index (“tracking error”) for a number of reasons, including Fund fees and expenses, transaction and currency-conversion costs, the use of a representative sampling strategy, the inability to replicate the Index composition due to odd lot or transaction size limitations, regulatory or tax constraints, and timing differences. The Fund will generally hold securities regardless of their investment merit and will not sell a security because its issuer is in financial trouble unless that security is removed from the Index.

Index Provider and Index Methodology Risk [Member]
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Index Provider and Index Methodology Risk. There is no assurance that the Index Provider or its agents will compile, determine, maintain, calculate, or disseminate the Index accurately. Errors in the Index data or methodology may occur and may not be identified or corrected for a period of time, which could adversely impact on the Fund and its shareholders. The Index Provider does not provide any warranty as to the accuracy or completeness of the Index and has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing, or calculating the Index.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund’s investment strategy may result in portfolio turnover that increases the Fund’s transaction costs, including brokerage commissions, currency-conversion costs, and South Korean securities transaction taxes, and may result in higher taxable distributions to shareholders.

New Fund Risk [Member]
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New Fund Risk. The Fund is newly organized and has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Equity Securities Risk [Member]
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Risk [Text Block]	Equity Securities Risk. The Fund invests in publicly-traded equity securities, the value of which may fluctuate, sometimes rapidly and unpredictably.
Market and Global Risk [Member]
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Market and Global Risk. General market conditions, including inflation, interest-rate changes, global demand, natural disasters, pandemics, armed conflict, and government actions, can affect the value of the Fund’s holdings, sometimes sharply and unpredictably.

Fund Cybersecurity Risk [Member]
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Risk [Text Block]	Fund Cybersecurity Risk. The Fund, its service providers, and the companies in which the Fund invests are subject to varying degrees of cybersecurity risk.
Risks of Investing in ETFs [Member]
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Risks of Investing in ETFs.

Shares May Trade at Prices Other Than NAV. The market price of a Share may be higher than the NAV (a premium) or lower than the NAV (a discount). This risk is heightened in times of market volatility or stress and may be more pronounced for the Fund because its portfolio securities trade on a foreign market that is closed during U.S. trading hours.

Costs of Buying, Selling or Holding Fund Shares. Buying and selling Shares in the secondary market may require the payment of brokerage commissions, and frequent trading may detract from investment returns.

Cash Redemption Risk. The Fund may be required to sell portfolio securities to obtain the cash needed to meet redemptions of Creation Units, which may cause the Fund to recognize taxable gains and incur transaction costs it might not otherwise have incurred.

Absence of Active Trading Market Risk. There is no guarantee that an active trading market for the Fund’s shares will develop or be maintained.

Authorized Participant Concentration Risk. Only a limited number of financial institutions may engage in creation or redemption transactions directly with the Fund. If they are unable or unwilling to do so, Shares may trade at a discount to NAV and possibly face delisting.

Small Fund Risk. When the Fund is small or has limited assets, it may experience low trading volume and wider bid/ask spreads, and may be at greater risk of liquidation.